Provision for legal proceedings and judicial deposits - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		R$ 2,044,633	R$ 1,714,403
Provisioned in the year		435,688	465,546
Write-offs by reversal / payment		(482,113)	(494,409)
Transfer		(124,484)
Business combination		3,376	98,126
Interest	[1]	181,022	260,967
Legal proceedings provision ending balance		2,058,122	2,044,633
Tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		745,896	813,732
Provisioned in the year		69,981	129,619
Write-offs by reversal / payment		(60,024)	(138,562)
Transfer		(124,484)
Business combination			1,382
Interest	[1]	63,155	(60,275)
Legal proceedings provision ending balance		694,524	745,896
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		818,422	512,979
Provisioned in the year		243,209	181,734
Write-offs by reversal / payment		(211,774)	(187,735)
Transfer
Business combination		1,089	91,913
Interest	[1]	56,259	219,531
Legal proceedings provision ending balance		907,205	818,422
Labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance		480,315	387,692
Provisioned in the year		122,498	154,193
Write-offs by reversal / payment		(210,315)	(168,112)
Transfer
Business combination		2,287	4,831
Interest	[1]	61,608	101,711
Legal proceedings provision ending balance		R$ 456,393	R$ 480,315

[1]	Includes interest rate reduction due to reversal.